AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Consumer Staples – 16.8%
Beverages – 7.2%
Asahi Group Holdings Ltd.	412,000	$12,844,534
Pernod Ricard SA	63,116	11,578,889

		24,423,423

Food Products – 7.1%
Kerry Group PLC - Class A	111,574	9,944,844
Nestle SA (REG)	130,127	14,074,186

		24,019,030

Personal Products – 2.5%
Kose Corp.	82,000	8,454,556

		56,897,009

Financials – 15.9%
Banks – 3.7%
HDFC Bank Ltd. (ADR)	215,668	12,599,325

Capital Markets – 8.5%
London Stock Exchange Group PLC	146,290	12,354,024
Partners Group Holding AG	7,805	6,281,341
St. James’s Place PLC	886,176	10,091,936

		28,727,301

Insurance – 3.7%
AIA Group Ltd.	1,505,400	12,533,814

		53,860,440

Consumer Discretionary – 15.6%
Hotels, Restaurants & Leisure – 6.5%
Compass Group PLC	637,274	12,689,658
Yum China Holdings, Inc.	198,860	9,412,044

		22,101,702

Multiline Retail – 4.1%
Pan Pacific International Holdings Corp.	786,400	13,872,720

Textiles, Apparel & Luxury Goods – 5.0%
adidas AG	44,915	5,163,484
LVMH Moet Hennessy Louis Vuitton SE	19,690	11,608,726

		16,772,210

		52,746,632

Industrials – 15.1%
Machinery – 7.4%
Alstom SA	407,862	6,597,475
FANUC Corp.	72,400	10,165,994
KION Group AG	177,909	3,407,163
Techtronic Industries Co., Ltd.	517,500	4,938,049

		25,108,681

Professional Services – 4.5%
Recruit Holdings Co., Ltd.	254,300	7,325,272

Company	Shares	U.S. $ Value

Teleperformance	30,752	$7,801,283

		15,126,555

Trading Companies & Distributors – 3.2%
Ashtead Group PLC	244,297	10,971,328

		51,206,564

Information Technology – 14.9%
Electronic Equipment, Instruments & Components – 2.5%
Murata Manufacturing Co., Ltd.	181,700	8,363,137

IT Services – 7.3%
Adyen NV(a) (b)	5,430	6,772,086
Capgemini SE	65,254	10,447,193
Worldline SA/France(a) (b)	189,889	7,505,493

		24,724,772

Semiconductors & Semiconductor Equipment – 2.5%
ASML Holding NV	19,985	8,279,362

Software – 2.6%
SAP SE	109,051	8,887,126

		50,254,397

Health Care – 12.6%
Biotechnology – 3.1%
Genmab A/S(b)	32,231	10,368,824

Health Care Equipment & Supplies – 3.5%
Terumo Corp.	423,500	11,904,672

Life Sciences Tools & Services – 3.8%
Lonza Group AG (REG)	26,620	12,961,037

Pharmaceuticals – 2.2%
Novo Nordisk A/S - Class B	73,763	7,348,107

		42,582,640

Communication Services – 4.0%
Diversified Telecommunication Services – 2.8%
Cellnex Telecom SA(a)	301,206	9,291,172

Entertainment – 1.2%
Sea Ltd. (ADR)(b)	74,550	4,178,528

		13,469,700

Materials – 2.2%
Chemicals – 2.2%
Sika AG (REG)	36,888	7,414,181

Total Common Stocks (cost $447,755,491)		328,431,563

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $11,407,368)	11,407,368	$11,407,368

Total Investments – 100.5%
(cost $459,162,859)(f)		339,838,931
Other assets less liabilities – (0.5)%		(1,724,360)

Net Assets – 100.0%		$338,114,571

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	3,544	USD	2,390	10/20/2022	$122,607
Bank of America, NA	EUR	1,270	USD	1,230	11/09/2022	(17,945)
Bank of America, NA	USD	1,116	GBP	1,007	11/17/2022	8,842
Bank of America, NA	USD	13,668	SEK	148,108	12/01/2022	(282,682)
Bank of America, NA	JPY	527,642	USD	3,708	12/02/2022	40,860
Bank of America, NA	USD	974	JPY	139,975	12/02/2022	(1,261)
Bank of America, NA	USD	931	CHF	893	12/07/2022	(20,770)
Bank of America, NA	EUR	14,893	USD	14,339	12/08/2022	(325,023)
Bank of America, NA	HKD	79,097	USD	10,094	01/12/2023	1,518
Barclays Bank PLC	USD	832	GBP	785	11/17/2022	45,606
Barclays Bank PLC	USD	1,179	GBP	993	11/17/2022	(69,518)
BNP Paribas SA	USD	1,136	AUD	1,613	10/20/2022	(103,740)
BNP Paribas SA	USD	1,239	EUR	1,270	11/09/2022	8,411
BNP Paribas SA	GBP	1,032	USD	1,141	11/17/2022	(12,593)
Citibank, NA	EUR	2,145	USD	2,106	12/08/2022	(6,423)
Goldman Sachs Bank USA	CNH	40,008	USD	5,926	10/20/2022	321,874
Goldman Sachs Bank USA	USD	1,190	AUD	1,677	10/20/2022	(116,924)
Goldman Sachs Bank USA	GBP	817	USD	931	11/17/2022	17,719
Goldman Sachs Bank USA	GBP	976	USD	1,057	11/17/2022	(33,754)
Goldman Sachs Bank USA	JPY	402,273	USD	2,810	12/02/2022	13,424
Goldman Sachs Bank USA	USD	1,963	JPY	281,207	12/02/2022	(8,843)
Goldman Sachs Bank USA	CHF	1,441	USD	1,471	12/07/2022	1,973
Goldman Sachs Bank USA	INR	561,015	USD	6,895	12/21/2022	68,182
State Street Bank & Trust Co.	AUD	1,891	USD	1,267	10/20/2022	57,574
State Street Bank & Trust Co.	USD	993	AUD	1,427	10/20/2022	(80,499)
State Street Bank & Trust Co.	SEK	11,280	USD	1,011	12/01/2022	(8,854)
State Street Bank & Trust Co.	JPY	305,034	USD	2,139	12/02/2022	18,948
State Street Bank & Trust Co.	USD	4	EUR	4	12/08/2022	24
State Street Bank & Trust Co.	USD	948	HKD	7,434	01/12/2023	13
State Street Bank & Trust Co.	USD	1,169	HKD	9,159	01/12/2023	(399)
UBS AG	USD	31,754	AUD	45,966	10/20/2022	(2,347,351)
UBS AG	USD	1,428	GBP	1,211	11/17/2022	(75,292)
UBS AG	USD	8,211	JPY	1,164,281	12/02/2022	(117,903)
UBS AG	CHF	2,551	USD	2,609	12/07/2022	7,972

						$(2,894,227)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $23,568,751 or 7.0% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,486,580 and gross unrealized depreciation of investments was $(125,704,735), resulting in net unrealized depreciation of $(122,218,155).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

21.5%	Japan
16.3%	France
13.6%	United Kingdom
12.0%	Switzerland
5.2%	Denmark
5.1%	Hong Kong
5.1%	Germany
4.4%	Netherlands
3.7%	India
2.9%	Ireland
2.8%	China
2.7%	Spain
1.3%	Taiwan
3.4%	Short-Term

100.0%	Total Investments

[1]

All data are as of September 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Staples	$—	$56,897,009	$—	$56,897,009
Financials	12,599,325	41,261,115	—	53,860,440
Consumer Discretionary	9,412,044	43,334,588	—	52,746,632

Investments in Securities:	Level 1	Level 2		Level 3	Total
Industrials	$—	$51,206,564		$—	$51,206,564
Information Technology	—	50,254,397		—	50,254,397
Health Care	—	42,582,640		—	42,582,640
Communication Services	4,178,528	9,291,172		—	13,469,700
Materials	—	7,414,181		—	7,414,181
Short-Term Investments	11,407,368	—		—	11,407,368

Total Investments in Securities	37,597,265	302,241,666	(a)	—	339,838,931
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	735,547		—	735,547
Liabilities:
Forward Currency Exchange Contracts	—	(3,629,774)		—	(3,629,774)

Total	$37,597,265	$299,347,439		$—	$336,944,704

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2022 is as follows:

Fund	Market Value 06/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,386	$26,582	$31,561	$11,407	$83
Government Money Market Portfolio*	8,231	18,715	26,946	0	42
Total	$24,617	$45,297	$58,507	$11,407	$125

*	Investments of cash collateral for securities lending transactions.